PROPERTY, PLANT AND EQUIPMENT - Summary of Property, Plant and Equipment Comprised of Fixed Assets and Oil and Gas Properties (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	$ 142,825	$ 80,003
Accumulated depreciation, depletion and amortization	(50,163)	(38,764)
Right of use asset - finance leases	57,883	20,018
Total property, plant and equipment, net	150,545	61,257
Land and Land improvements
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	25,399	13,808
Proved properties
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	96,297	62,227
Wells in progress
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	17,653	492
Corporate and other
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	$ 3,476	$ 3,476